Warrant derivative liability	12 Months Ended
Jun. 30, 2026
Warrant Derivative Liability
Warrant derivative liability

25. Warrant derivative liability

	Year Ended June 30
(US dollars in thousands)	2026	2025	2024
Warrant derivative liability	17,140	-	-
Total	17,140	-	-

Warrant derivative liabilities are initially recognised at fair value using a Monte Carlo simulation model. The valuation incorporates relevant market inputs and assumptions, including the underlying share price, exercise price, expected volatility, warrant term, risk-free interest rate and expected dividends, together with contractual exercise conditions and reset provisions.

Warrant derivative liabilities are subsequently remeasured at fair value at each reporting date using the Monte Carlo simulation model, with updated market inputs, assumptions and remaining contractual terms. Changes in fair value are recognised in profit or loss.

At June 30, 2026, the fair value of warrant derivative liabilities relating to the PIPE convertible preference shares amounted to US$10.12 million, while those relating to ASEAN amounted to US$1.57 million (June 30, 2025: Nil) and AWN warrants amounting $5.45 million (June 30, 2025: Nil).